Lease obligations (Details 4) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 144
2022	102
Total lease payments	246
Less: imputed interest	(34)
Total	$ 212	$ 386